Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other assets [abstract]
Schedule of Other Assets
11 Other assets

Other assets by type
	2018	2017
Net defined benefit assets	527	542
Investment properties	54	65
Property development and obtained from foreclosures	124	137
Accrued interest and rents[1]	51	4,528
Other accrued assets	732	753
Amounts to be settled	4,248	4,097
Other	2,696	2,965
	8,433	13,087

1 As per 1 January 2018 accrued interest is included in the corresponding balance sheet item of the host contract, reference is made to note 1 Accounting policies. The remaining balance consists primarily of prepaid rents.